BALANCE SHEET DETAILS - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventories:
Raw materials	$ 1,665	$ 3,610
Work in process	2,992	2,674
Finished goods	21,731	10,855
Total Inventory	26,388	17,139
Finished goods at customer sites	$ 14,400	$ 10,600